Investment Strategy - Third Avenue Value Portfolio	Apr. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of companies that the Adviser believes have a high probability of growing net asset value and a low probability of financial impairment. Adhering to this strict value discipline, the Portfolio generally will be concentrated in the Adviser’s highest conviction investment ideas (or investments that the Adviser believes to have the highest probability of above average returns) and will typically hold 20-40 positions. The Adviser seeks investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Temporary Defensive Positions. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser will determine when market conditions warrant temporary defensive measures with respect to the Portfolio. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.